Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net interest income	€ 8,331	€ 7,290
Net fee and commission income	2,514	2,216
– of which revaluations and trading income	599	2,773
– of which Regulatory expenses	402	439
Addition to loan loss provisions	625	612
Total expenses	6,930	6,846
Result before tax	4,738	5,558
Taxation	1,434	1,516
Non-controlling interests	120	127
Net result	3,184	3,915
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	6,930	6,846
Taxation	1,554	1,237
Non-controlling interests	120	127
Net result	3,503	3,130
Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Taxation	120	(279)
Net result	319	(786)
Adjustment of the EU 'IAS 39 carve out' | Wholesale Banking
Disclosure of operating segments [line items]
Net result	(319)	786
Segments banking activities
Disclosure of operating segments [line items]
Net result	3,184	3,915
Segments banking activities | Wholesale Banking
Disclosure of operating segments [line items]
Net result	778	1,748
Segments banking activities | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(319)	786
Segments banking activities | Adjustment of the EU 'IAS 39 carve out' | Wholesale Banking
Disclosure of operating segments [line items]
Net result	(319)	786
ING Group
Disclosure of operating segments [line items]
Net result	3,184	3,915
ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	8,181	7,159
Net fee and commission income	2,514	2,216
Total investment and other income	1,412	1,965
– of which share of result from associates and joint ventures	124	85
– of which revaluations and trading income	1,188	1,839
Total revenue	12,107	11,339
Operating expenses	6,305	6,234
– of which Regulatory expenses	402	439
Addition to loan loss provisions	625	612
Total expenses	6,930	6,846
Result before tax	5,177	4,493
Taxation	1,554	1,237
Non-controlling interests	120	127
Net result	3,503	3,130
ING Group | ING Bank
Disclosure of operating segments [line items]
Net result	3,173	3,835
ING Group | ING Bank | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	8,160	7,051
Net fee and commission income	2,511	2,214
Total investment and other income	1,412	1,965
– of which share of result from associates and joint ventures	124	85
– of which revaluations and trading income	1,188	1,839
Total revenue	12,083	11,229
Operating expenses	6,296	6,231
– of which Regulatory expenses	402	439
Addition to loan loss provisions	625	612
Total expenses	6,921	6,843
Result before tax	5,161	4,385
Taxation	1,549	1,209
Non-controlling interests	120	127
Net result	3,492	3,050
ING Group | Other
Disclosure of operating segments [line items]
Net result	11	80
ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	21	108
Net fee and commission income	3	2
– of which revaluations and trading income
Total revenue	24	111
Operating expenses	9	3
Total expenses	9	3
Result before tax	16	108
Taxation	5	28
Net result	€ 11	€ 80